Key Management Remuneration	12 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Key Management Remuneration	Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2023 £’000	2022 £’000	2021 £’000

Remuneration paid	£1,338	£1,838	£1,411
Company contributions to pension scheme	72	85	63
Share-based compensation expense	3,755	3,732	2,587
Total	£5,165	£5,655	£4,061

Emoluments of highest paid director:
Remuneration paid	£612	£1,013	£713
Company contributions to pension scheme	48	65	45
Share-based compensation expense	2,135	2,068	1,183
Total	£2,795	£3,146	£1,941
There was one director who was a member of a pension scheme during the year (2022: 1; 2021: 1).
The highest paid director exercised 56,715 options during the year (2022: 47,787, 2021: 36,447) and was granted 53,762 options under a long term incentive plan (2022: 35,795, 2021: 45,360).
The total gains on the exercise of share options by the Directors amounted to £5.6 million (2022: £10.5 million).